SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Variable Interest Entity and Contractual Agreements (Details) - CNY (¥)				1 Months Ended		2 Months Ended	12 Months Ended
	Jun. 07, 2017	May 20, 2015	May 19, 2015	Nov. 30, 2015	May 31, 2015	May 19, 2015	Mar. 31, 2016	Mar. 31, 2015	Mar. 29, 2016
Variable Interest Entity
Amount received by nominee shareholders							¥ 10,000,000
VIE
Variable Interest Entity
Legal ownership interest (as a percent)			0.00%
Consideration for transferring VIE to ATA Learning and Zhongxiao Zhixing		¥ 10,000,000			¥ 10,000,000
Consideration transferred from one nominee shareholder to another									¥ 1,000,000
Percentage of equity interest that can be acquired as per exclusive purchase option						100.00%
VIE | Technical support agreement and strategic consulting service agreement
Variable Interest Entity
Amount billed							¥ 0	¥ 18,000,000
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang
Variable Interest Entity
Equity investment by co-founders in Variable Interest Entity			¥ 10,000,000			¥ 10,000,000
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang | Loan agreements
Variable Interest Entity
Interest free loans to VIE's equity holders for the sole purpose of investing in VIE as VIE's registered capital			¥ 10,000,000			¥ 10,000,000
Amount received by nominee shareholders				¥ 10,000,000
VIE | Mr. Kevin Xiaofeng Ma
Variable Interest Entity
Proceeds from shareholder	¥ 10,000,000